Inventories (Tables)	9 Months Ended
Jun. 30, 2025
Inventories
Schedule of Inventories
	June 30, 2025	September 30, 2024
Raw materials	10,461	8,433
Semi-finished	55	324
Finished goods	1,579	941
	12,095	9,698